                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

Morgan Stanley California Tax - Free Income Fund
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
for the year ended December 31, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2003

                                              LEHMAN            LIPPER
                                            BROTHERS        CALIFORNIA
                                           MUNICIPAL    MUNICIPAL DEBT
CLASS A    CLASS B  CLASS C  CLASS D   BOND INDEX(1)    FUNDS INDEX(2)
 4.31%      4.27%    3.80%    4.50%           5.31%             4.57%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

In 2003, municipal bonds experienced a wide range of market conditions with yields reaching record lows before spiking upward and ending the year near where they began. Interest rates fell through the first six months of the period as investors sought the relative safe haven of the bond market. This war-induced "flight to quality" included municipal bonds, which appreciated as a result of falling yields. That said, municipals lagged the market leadership of Treasuries and yields on 10- and 30-year insured municipal bonds at times surpassed comparable Treasury yields. This disparity created demand from value-oriented taxable institutional investors who "crossed over" to buy municipal bonds.

The bond rally reversed in mid-year, however, when 10-year Treasury yields suffered their single greatest one-month increase in more than 20 years. While municipal yields also rose, performance relative to Treasuries improved as the ratio of municipal yields to Treasuries declined across maturities.

Issuance was heavy during the first half of the year as municipalities sought to take advantage of low interest rates. Volume began to drop off in August as rising interest rates slowed refundings. Even with the slowdown, municipal volume reached a record $383 billion for the year. California increased that state's share of total volume to 15 percent. New York, Illinois, Texas and Florida, the next largest states in terms of issuance, represented an additional 29 percent of the national total. Issues enhanced with bond insurance maintained a 49 percent market share.

California's economic recovery has been slower than expected with the unemployment rate continuing above the national average. As a result of the recall election the new governor is also attempting to address the country's largest budget gap measured as a percent of appropriations. This difficult situation led both Standard & Poor's and Moody's to downgrade the state's general obligations during the summer of 2003, with additional downgrades by Moody's and Fitch in December. Because of these credit concerns California general obligation bonds underperformed the municipal market.

PERFORMANCE ANALYSIS

Because the California market lagged the national averages, the Fund underperformed the national Lehman Brothers Municipal Bond Index for the period. The Fund also slightly underperformed the Lipper California Municipal Debt Funds Index.

One of our primary strategies in managing the Fund was a cautious approach to credit allocations. The Portfolio's exposure to uninsured California General Obligations was underweighted relative to the Lehman Brothers Municipal Bond Index. These bonds were affected by the state's fiscal problems and underperformed. The Fund emphasized "AAA" rated insured bonds, which capitalized on this investor preference. The Fund also benefited from refunding activity. Several holdings were refunded by issuers, who refinanced their debt to take advantage of the available lower interest costs. Refunding had the effect of increasing the bonds' prices and was a positive contributor to performance.

Not all of the Fund's strategies were as successful. The Fund's duration (a measure of interest rate sensitivity) was positioned shorter than its benchmark to limit interest rate volatility. While this approach proved beneficial when rates jumped in the summer of 2003, it limited upside performance in the first half of the year when rates declined.

LARGEST SECTORS

WATER & SEWER                      20.8%

TRANSPORTATION                     18.7

GENERAL OBLIGATION                 14.7

REFUNDED                           10.2

TAX ALLOCATION                      8.1

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                            72.1%

Aa/AA                               3.9

A/A                                10.8

Baa/BBB OR LESS                    13.2

SUBJECT TO CHANGE DAILY. LARGEST SECTORS ARE AS A PERCENTAGE OF NET ASSETS AND LONG-TERM CREDIT ANALYSIS IS AS A PERCENTAGE OF LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. TO ACHIEVE ITS GOAL OF A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES, THE FUND INVESTS PRINCIPALLY IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES, WHICH AT THE TIME OF PURCHASE ARE RATED WITHIN THE FOUR HIGHEST GRADES BY STANDARD & POOR'S CORPORATION, MOODY'S INVESTOR SERVICE OR FITCH RATINGS SERVICE.

2. BY SELECTING INVESTMENT-GRADE MUNICIPAL OBLIGATIONS, THE FUND OFFERS THE POTENTIAL FOR ATTRACTIVE CURRENT INCOME WITH LESS CREDIT RISK.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of December 31, 2003

[CHART]

WEIGHTED AVERAGE MATURITY: 16 YEARS

1-5               17.0%
5-10               6.0%
10-20             53.0%
20-30             22.0%
30+ YEARS          2.0%

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of December 31, 2003

[CHART]

YEARS BONDS CALLABLE--WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004(a)      8%
2005        10%
2006         5%
2007         6%
2008        16%
2009         3%
2010         2%
2011        17%
2012         9%
2013         8%
2014+       16%

[CHART]

COST (BOOK) YIELD(b)--WEIGHTED AVERAGE BOOK YIELD: 5.7%

2004(a)     6.2%
2005        7.0%
2006        6.1%
2007        6.2%
2008        5.4%
2009        5.2%
2010        6.1%
2011        5.1%
2012        5.0%
2013        4.9%
2014+       5.8%

(a) MAY INCLUDE ISSUES CALLABLE IN PREVIOUS YEARS.
(b) COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE FUND'S OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.2% ON 8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2004.

    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS B

                        CLASS B##   LEHMAN(1)   LIPPER(2)
December 31, 1993       $  10,000   $  10,000   $  10,000
December 31, 1994       $   9,403   $   9,483   $   9,278
December 31, 1995       $  10,810   $  11,138   $  10,985
December 31, 1996       $  11,148   $  11,632   $  11,421
December 31, 1997       $  11,986   $  12,701   $  12,491
December 31, 1998       $  12,661   $  13,524   $  13,260
December 31, 1999       $  12,155   $  13,246   $  12,685
December 31, 2000       $  13,649   $  14,793   $  14,328
December 31, 2001       $  14,135   $  15,552   $  14,888
December 31, 2002       $  15,284   $  17,045   $  16,075
December 31, 2003       $  15,937   $  17,951   $  16,810


ENDING VALUE

Class B##      Lehman(1)       Lipper(2)
---------      ---------       ---------
 $15,937        $17,951         $16,810

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2003

                  CLASS A SHARES*        CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                 (SINCE 07/28/97)       (SINCE 07/11/84)       (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                      CLFAX                  CLFBX                  CLFCX                CLFDX
1 YEAR                       4.31%(3)               4.27%(3)              3.80%(3)             4.50%(3)
                            (0.13)(4)              (0.69)(4)              2.81(4)                --

5 YEARS                      4.83(3)                4.71(3)               4.27(3)              5.04(3)
                             3.92(4)                4.38(4)               4.27(4)                --

10 YEARS                       --                   4.48(3)                 --                   --
                               --                   4.48(4)                 --                   --

SINCE INCEPTION              5.06(3)                7.34(3)               4.58(3)              5.33(3)
                             4.35(4)                7.34(4)               4.58(4)                --

----------
Notes on Performance

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX TRACKS THE PERFORMANCE OF MUNICIPAL BONDS RATED AT LEAST Baa OR BBB BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORPORATION, RESPECTIVELY AND WITH MATURITIES OF 2 YEARS OR GREATER. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

##  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2003.

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (95.8%)
              GENERAL OBLIGATION (14.7%)
              California,
$      5,000   Ser 1990                                                           7.00%    08/01/07   $    5,732,250
       5,000   Ser 1990                                                           7.00     08/01/08        5,847,500
       2,000   Veterans Ser AT                                                    9.50     02/01/10        2,663,440
      10,000   Refg Ser 2002                                                      5.25     02/01/11       10,942,100
       2,400   Veterans Ser BH (AMT) (FSA)                                        5.40     12/01/16        2,531,424
       5,000   Various Purpose dtd 04/01/93 (FSA)                                 5.50     04/01/19        5,095,500
       5,000   Various Purpose dtd 04/01/02                                       6.00     04/01/19        5,745,900
      10,000   Various Purpose Ser 1996 (Ambac)                                   5.25     06/01/21       10,641,300
       4,000   Various Purpose dtd 05/01/03                                       5.00     02/01/32        3,907,200
       2,250   Carlsbad Unified School District, Ser 1997 (FGIC)                  0.00     11/01/16        1,267,043
              Los Angeles Community College District,
       5,000   2001 Ser A (MBIA)                                                  5.50     08/01/20        5,555,650
       5,000   2001 Ser A (MBIA)                                                  5.50     08/01/21        5,532,400
              Los Angeles Unified School District,
       5,000   2003 Ser A (FSA)                                                   5.25     07/01/20        5,450,750
      10,000   1997 Ser B (FGIC)                                                  5.00     07/01/23       10,314,400
       6,500  North Orange County Community College District,
               Election of 2002 Ser A (MBIA)                                     5.375     08/01/21        7,132,775
       5,000  Placentia - Yorba Linda United School District,
               2002 Election Ser A (FGIC)                                         5.00     08/01/26        5,145,700
              Puerto Rico,
       8,000   Public Improvement Ser 1999                                        4.75     07/01/23        8,060,080
       3,000   Public Improvement Ser 1998 (Secondary MBIA)                      4.875     07/01/23        3,087,480
------------                                                                                          --------------
      98,150                                                                                             104,652,892
------------                                                                                          --------------
              EDUCATIONAL FACILITIES REVENUE (1.5%)
       5,000  California, Educational Facilities Authority, University of
               San Diego Ser 1998 (Ambac)                                         5.00     10/01/22        5,240,650
       5,000  University California, Ser 2003 Q (FSA)                             5.00     09/01/24        5,187,950
------------                                                                                          --------------
      10,000                                                                                              10,428,600
------------                                                                                          --------------
              ELECTRIC REVENUE (7.5%)
      10,000  California State Department of Water Resources,
               Power Supply Ser 2002 A                                           5.375     05/01/21       10,446,900
      25,000  Los Angeles Department of Water & Power,
                2001 Ser A (FSA)                                                  5.25     07/01/22       26,687,250
              Southern California Public Power Authority,
       1,750   Transmission Refg Ser 1988 (FGIC)                                  0.00     07/01/06        1,669,815
       3,500   Mead-Adelanto 1994 A (Ambac)                                       9.02++   07/01/15        4,349,555

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
$      2,500   Mead-Phoenix 1994 Ser A (Ambac)                                    9.02++%  07/01/15   $    3,028,350
       2,750   Transmission Refg Ser 2002 A (FSA)                                 5.25     07/01/18        3,009,105
              Puerto Rico Electric Power Authority,
       2,000   Power Ser II (MBIA)                                               5.375     07/01/19        2,236,100
       2,000   Power Ser X                                                        5.50     07/01/25        2,073,100
------------                                                                                          --------------
      49,500                                                                                              53,500,175
------------                                                                                          --------------
              HOSPITAL REVENUE (7.4%)
       8,000  Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)          5.20     01/01/20        8,444,880
              California Health Facilities Financing Authority,
       2,500   Sutter/CHS Ser 1996 A (MBIA)                                      5.875     08/15/16        2,775,100
       3,000   Scripps Memorial Hospitals Ser 1992 A (MBIA)                      6.375     10/01/22        3,065,790
       5,000  California Infrastructure & Economic Development
               Bank, Kaiser Assistance Ser 2001 A                                 5.55     08/01/31        5,180,550
       2,000  California Statewide Communities Development
               Authority, Cedars-Sinai Medical Center Ser 1992 COPs               6.50     08/01/12        2,298,080
      14,000  Duarte, City of Hope National Medical Center
               Ser 1999 A COPs                                                    5.25     04/01/19       14,171,360
       7,500  Madera County, Valley Children's Hospital
               Ser 1995 COPs (MBIA)                                               6.50     03/15/15        9,313,950
       4,000  Rancho Mirage Joint Powers Financing Authority,
               Eisenhower Medical Center Ser 1997 A COPs (MBIA)                   5.25     07/01/17        4,303,840
       3,000  University of California, UCLA Medical Center
               Refg Ser 1994 (MBIA)                                               5.50     12/01/14        3,069,900
------------                                                                                          --------------
      49,000                                                                                              52,623,450
------------                                                                                          --------------
              INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.2%)
       5,000  California Pollution Control Financing Authority,
               San Diego Gas & Electric Co 1996 Ser A                             5.90     06/01/14        5,348,700
      10,000   Southern California Edison Co 1992 Ser B (AMT)                     6.40     12/01/24       10,055,500
------------                                                                                          --------------
      15,000                                                                                              15,404,200
------------                                                                                          --------------
              MORTGAGE REVENUE - MULTI-FAMILY (0.3%)
       2,000  California Housing Finance Agency, Rental II
------------   1992 Ser B                                                         6.70     08/01/15        2,019,820
                                                                                                      --------------
              MORTGAGE REVENUE - SINGLE FAMILY (0.6%)
       2,250  California Housing Finance Agency, Purchase
               1995 Ser B-2 (AMT)                                                 6.30     08/01/24        2,279,182

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
 -------------------------------------------------------------------------------------------------------------------
              California Rural Home Financing Authority,
$        955   Home 1997 Ser D-CL 5 (AMT)                                         6.70%    05/01/29   $      995,454
         745   1997 Ser A-2 (AMT)                                                 7.00     09/01/29          758,321
         405   Home 1998 Ser A (AMT)                                              6.35     12/01/29          424,262
------------                                                                                          --------------
       4,355                                                                                               4,457,219
------------                                                                                          --------------
              PUBLIC FACILITIES REVENUE (3.3%)
       4,000  Anaheim Public Financing Authority, 1997 Ser C (FSA)                6.00     09/01/16        4,826,400
      10,000  California Public Works Board, Department of
               Corrections Refg 1993 Ser A (Ambac)                                5.00     12/01/19       10,915,400
       4,000  Sacramento City Financing Authority,
               2002 Ser A (FSA)                                                   5.25     12/01/17        4,417,560
       5,000  Puerto Rico Public Buildings Authority,
               2002 Ser D (Ambac)                                                 0.00#    07/01/31        3,443,450
------------                                                                                          --------------
      23,000                                                                                              23,602,810
------------                                                                                          --------------
              RECREATIONAL FACILITIES REVENUE (0.5%)
       2,000  California State University, Fresno Event Center
               Sr Ser 2002                                                        6.00     07/01/26        2,079,780
       2,000  San Diego County, San Diego Natural History
               Museum COPs                                                        5.70     02/01/28        1,674,360
------------                                                                                          --------------
       4,000                                                                                               3,754,140
------------                                                                                          --------------
              TAX ALLOCATION REVENUE (8.1%)
       1,500  Fontana Public Finance Authority, Ser 2003 A (Ambac)               5.375     09/01/25        1,598,220
              Long Beach Bond Finance Authority,
       3,205   Downtown North Long Beach 2002 Ser A (Ambac)                      5.375     08/01/19        3,508,994
       2,380   Downtown North Long Beach 2002 Ser A (Ambac)                      5.375     08/01/20        2,593,129
      20,000  Long Beach Financing Authority, Ser 1992 (Ambac)                    6.00     11/01/17       24,205,000
              Pleasanton Joint Powers Financing Authority,
      10,575   Reassessment 1993 Ser A                                            6.15     09/02/12       10,822,032
       1,500   Reassessment 1993 Ser A                                            6.20     09/02/17        1,532,340
       5,000  Poway Redevelopment Agency, Pagway
               Ser 2003A (MBIA)                                                   5.00     06/15/33        5,099,950
       8,000  San Jose Redevelopment Agency, Ser 1999 (Ambac)                     4.75     08/01/23        8,060,160
------------                                                                                          --------------
      52,160                                                                                              57,419,825
------------                                                                                          --------------
              TRANSPORTATION FACILITIES REVENUE (18.7%)
      10,000  Alameda Corridor Transportation Authority, Sr Lien
               Ser 1999 A (MBIA)                                                  5.25     10/01/21       10,780,100

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
$      4,000  Bay Area Toll Authority, San Francisco Bay Area
               Toll Bridge 2001 Ser D                                             5.00%    04/01/18   $    4,256,840
       3,000  California Infrastructure and Economic Development
               Bank, Bay Area Toll Bridges Seismic Retrofit
               First Lien Ser 2003 A (FSA)                                        5.25     07/01/21        3,255,690
              Foothill/Eastern Transportation Corridor Agency,
       5,000   Toll Road Ser 1999 (MBIA)                                         5.125     01/15/19        5,317,650
      14,000   Toll Road Ser 1999                                                 0.00##   01/15/23       10,596,180
              Long Beach,
       5,000   Harbor Refg Ser 1998 A (AMT) (FGIC)                                6.00     05/15/17        5,927,550
       3,000   Harbor Refg Ser 1998 A (AMT) (FGIC)                                6.00     05/15/19        3,559,830
      10,000   Harbor Ser 1995 (AMT) (MBIA)                                       5.25     05/15/25       10,161,300
       5,000  Orange County, Airport Refg Ser 1997 (AMT) (MBIA)                   5.50     07/01/11        5,567,550
              Port of Oakland,
       5,200   Ser 2002 M (FGIC)                                                  5.25     11/01/19        5,673,356
       2,000   Ser 2002 M (FGIC)                                                  5.25     11/01/20        2,169,660
      15,000  San Diego County Regional Transportation
               Commission, Sales Tax 1994 Ser A (FGIC)                            4.75     04/01/08       16,585,050
       5,000  San Francisco Airports Commission, San Francisco
               Int'l Airport Second Ser Refg Issue 27B (FGIC)                    5.125     05/01/26        5,175,650
              San Francisco Bay Area Rapid Transit District,
         795   Sales Tax Ser 1995 (FGIC)                                          5.50     07/01/15          846,325
       9,500   Sales Tax Ser 1998 (Ambac)                                         4.75     07/01/23        9,603,170
              San Joaquin Hills Transportation Corridor Agency,
       6,000   Toll Road Refg Ser 1997 A (MBIA)                                   0.00     01/15/15        3,717,060
      10,000   Toll Road Senior Lien Ser 1993                                     5.00     01/01/33        9,354,800
      10,000  San Jose, Airport Ser 2001 A (FGIC)                                 5.00     03/01/25       10,213,700
      10,000  Puerto Rico Highway & Transportation Authority,
               Ser 1998 A                                                         4.75     07/01/38        9,792,300
------------                                                                                          --------------
     132,495                                                                                             132,553,761
------------                                                                                          --------------
              WATER & SEWER REVENUE (20.8%)
      20,000  California Department of Water Resources, Central
               Valley Ser Y (FGIC)                                                5.00     12/01/25       20,643,600
       8,000  Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)              6.00     08/01/18        8,363,920
       4,000  Corona Public Financing Authority, Water Ser 1998 (FGIC)            4.75     09/01/23        4,053,360
      10,000  East Bay Municipal Utility District, Water Ser 2001 (MBIA)          5.00     06/01/26       10,258,000

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
$      8,000  Eastern Municipal Water District, Water & Sewer
               Refg Ser 1998 A COPs (FGIC)                                        4.75%    07/01/23   $    8,091,440
      10,000  Los Angeles Wastewater, ROLS Ser II-R 234                           8.64++   06/01/22       11,018,700
       5,000  Los Angeles Department of Water & Power, Water
               2001 Ser A                                                        5.125     07/01/41        5,105,750
      15,000  Metropolitan Water District of Southern California,
               Waterworks 1997 Ser A                                              5.00     07/01/26       15,276,000
       4,500  Sacramento County Water Financing Authority, 2003
               Water Project (Ambac)                                              4.75     06/01/28        4,521,915
      10,000  Sacramento Financing Authority, Water & Capital
               Improvement 2001 Ser A (Ambac)                                     5.00     12/01/26       10,258,000
       3,000  San Diego, Water 1998 Ser (FGIC)                                    4.75     08/01/28        3,006,630
       5,000  San Diego County Water Authority, Ser 2002 A
               COPs (MBIA)                                                        5.00     05/01/27        5,140,500
      10,000  San Diego Public Facilities Authority, Sewer Ser 1993 A             5.25     05/15/20       10,138,700
               San Francisco Public Utilities Commission,
       5,650   Water 2002 Ser A (MBIA)                                            5.00     11/01/20        5,991,090
      10,000   Water 1996 Ser A                                                   5.00     11/01/21       10,260,300
      10,000   Water Refg Ser A 2001 (FSA)                                        5.00     11/01/31       10,223,700
       5,000  West Basin Municipal Water District, Refg Ser 2003 A
               COPs (MBIA)                                                        5.00     08/01/30        5,135,850
------------                                                                                          --------------
     143,150                                                                                             147,487,455
------------                                                                                          --------------
              REFUNDED (10.2%)
              Foothill/Eastern Transportation Corridor Agency,
      15,000   Toll Road Sr Lien Ser 1995 A                                       6.00     01/01/07+      16,881,000
       4,000   Toll Road Sr Lien Ser 1995 A                                       0.00###  01/01/10+       4,695,040
              Los Angeles Convention & Exhibition Center Authority,
      14,000   Ser 1985 COPs                                                      9.00     12/01/05+      16,009,280
      10,000   Ser 1985 COPs                                                      9.00     12/01/05+      11,435,200
      10,000  Los Angeles, Department of Airports
               Refg 1995 Ser A (FGIC)                                             5.50     05/15/05+      10,682,600
       6,000  San Diego County Water Authority, Ser 1991 B
               COPs (MBIA)                                                       11.27++   04/27/06+       7,502,160
       5,250  Southern California Public Power Authority,
               Transmission Refg Ser 1988 A (FGIC) (ETM)                          0.00     07/01/06        5,030,602
------------                                                                                          --------------
      64,250                                                                                              72,235,882
------------                                                                                          --------------
     647,060   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $628,752,101)                           680,140,229
------------                                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON    MATURITY
 THOUSANDS                                                                       RATE       DATE          VALUE
--------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
$        335  California Housing Finance Agency, Home 1995 Ser J
               (Ambac) (Called for Redemption 02/01/04)                           6.00%    08/01/17   $      336,367
      10,000  Contra Costa Water District, Ser G (MBIA)                           5.50     10/01/04+      10,533,000
       9,500  Los Angeles County, Public Properties Refg 1987 COPs                0.00     04/01/04        9,455,635
       1,500  Los Angeles Department of Water & Power, 2001 Ser B
               Subser B-6 (Demand 01/02/04)                                       1.27*    07/01/34        1,500,000
       1,400  Orange County Sanitation District Ser, 2000 A COPs
               (Demand 01/02/04)                                                  1.27*    08/01/30        1,400,000
------------                                                                                          --------------

      22,735  TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
               (COST $22,108,175)                                                                         23,225,002
------------                                                                                          --------------
$    669,795  TOTAL INVESTMENTS (COST $650,860,276) (a)                                        99.1%     703,365,231
============
              OTHER ASSETS IN EXCESS OF LIABILITIES                                             0.9        6,372,714
                                                                                         ----------   --------------
              NET ASSETS                                                                      100.0%  $  709,737,945
                                                                                         ==========   ==============

----------
   AMT   ALTERNATIVE MINIMUM TAX.
   COPs  CERTIFICATES OF PARTICIPATION.
   ETM   ESCROWED TO MATURITY.
   ROLS  RESET OPTION LONGS.
    *    CURRENT COUPON OF VARIABLE RATE DEMAND OBLIGATION.
    #    CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.45% ON 07/01/12.
    ##   CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 5.85% ON 07/15/09.
   ###   CURRENTLY A ZERO COUPON SECURITY; WILL CONVERT TO 7.15% ON 01/01/05.
    +    PREREFUNDED TO CALL DATE SHOWN.
    ++ CURRENT COUPON RATE FOR INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. THIS RATE RESETS PERIODICALLY AS THE AUCTION RATE ON THE RELATED SECURITY CHANGES. POSITIONS IN INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS HAVE A TOTAL VALUE OF $25,898,765 WHICH REPRESENTS 3.6% OF NET ASSETS.
   (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $650,935,147. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $52,807,604 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $377,520 RESULTING IN NET UNREALIZED APPRECIATION OF $52,430,084.

BOND INSURANCE:

   Ambac AMBAC ASSURANCE CORPORATION.
   FGIC  FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA   FINANCIAL SECURITY ASSURANCE INC.
   MBIA  MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at value
 (cost $650,860,276)                                 $   703,365,231
Cash                                                          69,454
Receivable for:
 Interest                                                  9,994,747
 Shares of beneficial interest sold                          501,715
 Investments sold                                             92,100
Prepaid Expenses and Other Assets                             16,816
                                                     ---------------
    TOTAL ASSETS                                         714,040,063
                                                     ---------------
LIABILITIES:
Payable for:
 Dividends and distributions to shareholders               3,327,627
 Distribution fee                                            429,107
 Investment management fee                                   348,583
 Shares of beneficial interest redeemed                       83,369
Accrued expenses                                             113,432
                                                     ---------------
    TOTAL LIABILITIES                                      4,302,118
                                                     ---------------
    NET ASSETS                                       $   709,737,945
                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                      $   657,208,946
Net unrealized appreciation                               52,504,955
Accumulated undistributed net
 investment income                                           445,193
    ACCUMULATED NET REALIZED LOSS                           (421,149)
                                                     ---------------
    NET ASSETS                                       $   709,737,945
                                                     ===============
CLASS A SHARES:
Net Assets                                           $    17,422,238
Shares Outstanding (unlimited
 authorized, $.01 par value)                               1,385,260
    NET ASSET VALUE PER SHARE                        $         12.58
                                                     ===============
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 4.44%
        of net asset value)                          $         13.14
                                                     ===============
CLASS B SHARES:
Net Assets                                           $   599,737,417
Shares Outstanding (unlimited
 authorized, $.01 par value)                              47,416,722
    NET ASSET VALUE PER SHARE                        $         12.65
                                                     ===============
CLASS C SHARES:
Net Assets                                           $    26,435,166
Shares Outstanding (unlimited
 authorized, $.01 par value)                               2,089,995
    NET ASSET VALUE PER SHARE                        $         12.65
                                                     ===============
CLASS D SHARES:
Net Assets                                           $    66,143,124
Shares Outstanding (unlimited
 authorized, $.01 par value)                               5,244,983
    NET ASSET VALUE PER SHARE                        $         12.61
                                                     ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                      $    38,475,964
                                                     ---------------
EXPENSES
Distribution fee (Class A shares)                             31,832
Distribution fee (Class B shares)                          4,771,143
Distribution fee (Class C shares)                            201,947
Investment management fee                                  4,067,028
Transfer agent fees and expenses                             216,654
Shareholder reports and notices                               67,220
Professional fees                                             37,970
Custodian fees                                                32,655
Trustees' fees and expenses                                   19,071
Other                                                         49,121
                                                     ---------------
    TOTAL EXPENSES                                         9,494,641
Less: expense offset                                         (32,526)
Less: distribution fee rebate
 (Class B shares)                                         (3,299,473)
                                                     ---------------
    NET EXPENSES                                           6,162,642
                                                     ---------------
    NET INVESTMENT INCOME                                 32,313,322
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                          4,612,431
Net change in unrealized appreciation                     (6,374,894)
                                                     ---------------
    NET LOSS                                              (1,762,463)
                                                     ---------------
NET INCREASE                                         $    30,550,859
                                                     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEAR      FOR THE YEAR
                                                          ENDED             ENDED
                                                    DECEMBER 31, 2003 DECEMBER 31, 2002
                                                    ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                $    32,313,322   $    35,877,781
Net realized gain                                          4,612,431         6,149,149
Net change in unrealized appreciation                     (6,374,894)       21,160,505
                                                     ---------------   ---------------

    NET INCREASE                                          30,550,859        63,187,435
                                                     ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                            (732,776)         (849,237)
  Class B shares                                         (27,255,860)      (30,349,709)
  Class C shares                                          (1,010,881)         (854,240)
  Class D shares                                          (3,233,583)       (3,701,807)

Net realized gain
  Class A shares                                            (118,724)         (168,726)
  Class B shares                                          (4,075,235)       (5,503,318)
  Class C shares                                            (179,557)         (205,844)
  Class D shares                                            (450,944)         (609,510)
                                                     ---------------   ---------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                    (37,057,560)      (42,242,391)
                                                     ---------------   ---------------

Net decrease from transactions in shares of
  beneficial interest                                    (87,733,702)      (30,977,572)
                                                     ---------------   ---------------

    NET DECREASE                                         (94,240,403)      (10,032,528)

NET ASSETS:
Beginning of period                                      803,978,348       814,010,876
                                                     ---------------   ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME OF $445,193
  AND $493,501, RESPECTIVELY)                        $   709,737,945   $   803,978,348
                                                     ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2003.

For the year ended December 31, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $3,299,473.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $512,813 and $16,968, respectively and received $118,071 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2003 aggregated $80,879,115 and $147,314,721, respectively. Included in aforementioned transactions are purchases of $9,428,920 and sales of $25,217,211 with other Morgan Stanley funds including net realized gain of $1,288,443.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,268. At December 31, 2003, the Fund had an accrued pension liability of $60,393 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                              FOR THE YEAR                      FOR THE YEAR
                                                                  ENDED                             ENDED
                                                            DECEMBER 31, 2003                 DECEMBER 31, 2002
                                                     ------------------------------    ------------------------------
                                                         SHARES           AMOUNT           SHARES          AMOUNT
                                                     -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                                       798,027    $  10,035,431        1,512,568    $  19,130,260
Reinvestment of dividends and distributions                 24,442          307,515           24,313          305,853
Redeemed                                                (1,076,242)     (13,544,718)      (1,287,894)     (16,262,010)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) -- Class A                        (253,773)      (3,201,772)         248,987        3,174,103
                                                     -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                                     2,241,508       28,434,334        4,323,553       54,537,774
Reinvestment of dividends and distributions              1,276,233       16,142,176        1,476,631       18,642,590
Redeemed                                                (9,610,206)    (121,340,302)      (8,364,080)    (105,528,439)
                                                     -------------    -------------    -------------    -------------
Net decrease -- Class B                                 (6,092,465)     (76,763,792)      (2,563,896)     (32,348,075)
                                                     -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                                       871,904       11,075,117        1,819,979       22,969,858
Reinvestment of dividends and distributions                 59,793          756,188           54,241          685,522
Redeemed                                                  (868,360)     (10,970,699)      (1,195,628)     (15,076,874)
                                                     -------------    -------------    -------------    -------------
Net increase -- Class C                                     63,337          860,606          678,592        8,578,506
                                                     -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                                       885,580       11,217,139          497,912        6,303,223
Reinvestment of dividends and distributions                151,366        1,909,249          171,997        2,165,228
Redeemed                                                (1,718,245)     (21,755,132)      (1,495,708)     (18,850,557)
                                                     -------------    -------------    -------------    -------------
Net decrease -- Class D                                   (681,299)      (8,628,744)        (825,799)     (10,382,106)
                                                     -------------    -------------    -------------    -------------
Net decrease in Fund                                    (6,964,200)   $ (87,733,702)      (2,462,116)   $ (30,977,572)
                                                     =============    =============    =============    =============

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                   FOR THE YEAR        FOR THE YEAR
                                       ENDED               ENDED
                                 DECEMBER 31, 2003   DECEMBER 31, 2002
                                 -----------------   -----------------
Tax-exempt income                $      32,233,100   $      35,754,993
Long-term capital gains                  4,824,460           6,487,398
                                 -----------------   -----------------
Total distributions              $      37,057,560   $      42,242,391
                                 =================   =================

As of December 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income  $          79,720
Undistributed long-term gains               79,588
                                 -----------------
Net accumulated earnings                   159,308
Temporary differences                      (60,393)
Net unrealized appreciation             52,430,084
                                 -----------------
Total accumulated earnings       $      52,528,999
                                 =================

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $128,530, paid-in-capital was credited $24,324 and accumulated net realized loss was credited $104,206.

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    2003          2002          2001          2000          1999
                                                 ----------    ----------    ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    12.68    $    12.34    $    12.49    $    11.67    $    12.75
                                                 ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                0.55          0.57          0.57          0.58          0.58
  Net realized and unrealized gain (loss)             (0.01)         0.44         (0.10)         0.82         (1.06)
                                                 ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations         0.54          1.01          0.47          1.40         (0.48)
                                                 ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                               (0.55)        (0.57)        (0.58)        (0.58)        (0.58)
  Net realized gain                                   (0.09)        (0.10)        (0.04)            -         (0.02)
                                                 ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                     (0.64)        (0.67)        (0.62)        (0.58)        (0.60)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.58    $    12.68    $    12.34    $    12.49    $    11.67
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          4.31%         8.37%         3.90%        12.17%        (3.91)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                       0.78%         0.80%         0.80%         0.83%         0.78%(2)
Net investment income                                  4.34%         4.53%         4.62%         4.80%         4.70%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   17,422    $   20,775    $   17,147    $   12,336    $    6,253
Portfolio turnover rate                                  11%           12%           13%            4%            5%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    2003          2002          2001          2000          1999
                                                 ----------    ----------    ----------    ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    12.75    $    12.42    $    12.57    $    11.73    $    12.81
                                                 ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                0.55          0.56          0.55          0.57          0.57
  Net realized and unrealized gain (loss)             (0.02)         0.42         (0.11)         0.84         (1.06)
                                                 ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations         0.53          0.98          0.44          1.41         (0.49)
                                                 ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                               (0.54)        (0.55)        (0.55)        (0.57)        (0.57)
  Net realized gain                                   (0.09)        (0.10)        (0.04)            -         (0.02)
                                                 ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                     (0.63)        (0.65)        (0.59)        (0.57)        (0.59)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.65    $    12.75    $    12.42    $    12.57    $    11.73
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          4.27%         8.13%         3.56%        12.29%        (3.99)%

RATIOS TO AVERAGE NET ASSETS(1)(3):
Expenses (before expense offset)                       0.83%         0.93%         1.04%         0.93%         0.91%(2)
Net investment income                                  4.29%         4.40%         4.38%         4.70%         4.57%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  599,737    $  682,046    $  696,481    $  732,668    $  761,548
Portfolio turnover rate                                  11%           12%           13%            4%            5%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED BY THE DISTRIBUTOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                 EXPENSE     NET INVESTMENT
     PERIOD ENDED                                                 RATIO       INCOME RATIO
     -----------------                                         ----------    --------------
     DECEMBER 31, 2003                                            1.35%             3.77%
     DECEMBER 31, 2002                                            1.35              3.98
     DECEMBER 31, 2001                                            1.34              4.06
     DECEMBER 31, 2000                                            1.34              4.29
     DECEMBER 31, 1999                                            1.34              4.14

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    2003          2002          2001          2000          1999
                                                 ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    12.74    $    12.42    $    12.57    $    11.73    $    12.81
                                                 ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                0.48          0.50          0.51          0.52          0.51
  Net realized and unrealized gain (loss)              0.00          0.42         (0.11)         0.84         (1.06)
                                                 ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations         0.48          0.92          0.40          1.36         (0.55)
                                                 ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                               (0.48)        (0.50)        (0.51)        (0.52)        (0.51)
  Net realized gain                                   (0.09)        (0.10)        (0.04)            -         (0.02)
                                                 ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                     (0.57)        (0.60)        (0.55)        (0.52)        (0.53)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.65    $    12.74    $    12.42    $    12.57    $    11.73
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          3.80%         7.59%         3.33%        11.74%        (4.41)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                       1.35%         1.35%         1.34%         1.34%         1.34%(2)
Net investment income                                  3.77%         3.98%         4.09%         4.29%         4.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   26,435    $   25,825    $   16,745    $   14,534    $   13,099
Portfolio turnover rate                                  11%           12%           13%            4%            5%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                    2003          2002          2001          2000          1999
                                                 ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $    12.71    $    12.39    $    12.53    $    11.71    $    12.78
                                                 ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
  Net investment income                                0.57          0.60          0.60          0.61          0.60
  Net realized and unrealized gain (loss)             (0.01)         0.41         (0.10)         0.82         (1.05)
                                                 ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations         0.56          1.01          0.50          1.43         (0.45)
                                                 ----------    ----------    ----------    ----------    ----------
Less dividends and distributions from:
  Net investment income                               (0.57)        (0.59)        (0.60)        (0.61)        (0.60)
  Net realized gain                                   (0.09)        (0.10)        (0.04)            -         (0.02)
                                                 ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                     (0.66)        (0.69)        (0.64)        (0.61)        (0.62)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.61    $    12.71    $    12.39    $    12.53    $    11.71
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          4.50%         8.41%         4.12%        12.50%        (3.63)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses (before expense offset)                       0.60%         0.60%         0.59%         0.59%         0.59%(2)
Net investment income                                  4.52%         4.73%         4.84%         5.04%         4.89%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   66,143    $   75,332    $   83,638    $   95,132    $    1,021
Portfolio turnover rate                                  11%           12%           13%            4%            5%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Income Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 12, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

            During the year ended December 31, 2003, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

                                                CLASS A   CLASS B   CLASS C   CLASS D
                                                ---------------------------------------
            Tax-Exempt Income                   $  0.55   $  0.54   $  0.48   $  0.57
            Long-Term Capital Gains             $  0.09   $  0.09   $  0.09   $  0.09

MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                            TERM OF                                           IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**        BY TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -------------  -------------------------
Michael Bozic (62)           Trustee      Since         Retired; Director or Trustee of     216            Director of Weirton Steel
c/o Mayer, Brown,                         April 1994    the Retail Funds (since April                      Corporation.
 Rowe & Maw LLP                                         1994) and the Institutional Funds
Counsel to the Independent                              (since July 2003); formerly Vice
 Directors                                              Chairman of Kmart Corporation
1675 Broadway                                           (December 1998- October 2000),
New York, NY                                            Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-
                                                        November 1998) and President and
                                                        Chief Executive Officer of Hills
                                                        Department Stores (May 1991-July
                                                        1995); formerly variously
                                                        Chairman, Chief Executive Officer,
                                                        President and Chief Operating
                                                        Officer (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (71)           Trustee      Since         Director or Trustee of the          216            Director of Franklin
c/o Summit Ventures LLC                   January       Retail Funds (since January 1993)                  Covey (time management
1 Utah Center                             1993          and the Institutional Funds (since                 systems), BMW Bank of
201 S. Main Street                                      July 2003); member of the Utah                     North America, Inc.
Salt Lake City, UT                                      Regional Advisory Board of Pacific                 (industrial loan
                                                        Corp.; formerly United States                      corporation), United
                                                        Senator (R-Utah) (1974-1992) and                   Space Alliance (joint
                                                        Chairman, Senate Banking Committee                 venture between Lockheed
                                                        (1980-1986), Mayor of Salt Lake                    Martin and the Boeing
                                                        City, Utah (1971-1974), Astronaut,                 Company) and Nuskin Asia
                                                        Space Shuttle Discovery                            Pacific (multilevel
                                                        (April 12-19, 1985), and Vice                      marketing); member of the
                                                        Chairman, Huntsman Corporation                     board of various civic
                                                        (chemical company).                                and charitable
                                                                                                           organizations.

Wayne E. Hedien (69)         Trustee      Since         Retired; Director or Trustee of     216            Director of The PMI Group
c/o Mayer, Brown,                         September     the Retail Funds (since                            Inc. (private mortgage
 Rowe & Maw LLP                           1997          September 1997) and the                            insurance); Trustee and
Counsel to the Independent                              Institutional Funds (since                         Vice Chairman of The
 Directors                                              July 2003); formerly associated                    Field Museum of Natural
1675 Broadway                                           with the Allstate Companies                        History; director of
New York, NY                                            (1966-1994), most recently as                      various other business
                                                        Chairman of The Allstate                           and charitable
                                                        Corporation (March 1993-                           organizations.
                                                        December 1994) and Chairman and
                                                        Chief Executive Officer of its
                                                        wholly-owned subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                             TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**        BY TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -------------  -------------------------
Dr. Manuel H. Johnson (54)   Trustee      Since         Chairman of the Audit Committee     216            Director of NVR, Inc.
c/o Johnson Smick                         July 1991     and Director or Trustee of the                     (home construction);
 International, Inc.                                    Retail Funds (since July 1991) and                 Chairman and Trustee of
2099 Pennsylvania                                       the Institutional Funds (since                     the Financial Accounting
 Avenue, N.W.                                           July 2003); Senior Partner,                        Foundation (oversight
Suite 950                                               Johnson Smick International, Inc.,                 organization of the
Washington, D.C.                                        a consulting firm; Co-Chairman and                 Financial Accounting
                                                        a founder of the Group of Seven                    Standards Board);
                                                        Council (G7C), an international                    Director of RBS Greenwich
                                                        economic commission; formerly Vice                 Capital Holdings
                                                        Chairman of the Board of Governors                 (financial holding
                                                        of the Federal Reserve System and                  company).
                                                        Assistant Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (61)        Trustee      Since         Deputy Chairman of the Audit        217            Director of Electro Rent
PMB754                                    July 2003     Committee and Director or Trustee                  Corporation (equipment
23852 Pacific Coast Highway                             of the Retail Funds (since July                    leasing), The Ford Family
Malibu, CA                                              2003) and the Institutional Funds                  Foundation, and the UCLA
                                                        (since August 1994); previously                    Foundation.
                                                        Chairman of the Audit Committee of
                                                        the Institutional Funds (October
                                                        2001-July 2003); President, Kearns
                                                        & Associates LLC (investment
                                                        consulting); formerly CFO of the
                                                        J. Paul Getty Trust.

Michael E. Nugent (67)       Trustee      Since         Chairman of the Insurance           216            Director of various
c/o Triumph Capital, L.P.                 July 1991     Committee and Director or Trustee                  business organizations.
445 Park Avenue                                         of the Retail Funds (since July
New York, NY                                            1991) and the Institutional Funds
                                                        (since July 2001); General Partner
                                                        of Triumph Capital, L.P., a
                                                        private investment partnership;
                                                        formerly Vice President, Bankers
                                                        Trust Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (71)             Trustee      Since         Chairman of the Governance          217            Trustee and Director of
85 Charles Colman Blvd.                   July 2003     Committee and Director or Trustee                  certain investment
Pawling, NY                                             of the Retail Funds (since July                    companies in the JPMorgan
                                                        2003) and the Institutional Funds                  Funds complex managed by
                                                        (since June 1992); Chairman of                     JP Morgan Investment
                                                        Lumelite Plastics Corporation.                     Management Inc.


INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                             TERM OF                                          IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN        OTHER DIRECTORSHIPS
   INTERESTED TRUSTEE        REGISTRANT   TIME SERVED*         DURING PAST 5 YEARS**        BY TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  ----------------------------------  -------------  -------------------------
Charles A. Fiumefreddo (70)  Chairman of  Since         Chairman and Director or Trustee    216            None
c/o Morgan Stanley Trust     the Board    July 1991     of the Retail Funds (since July
Harborside Financial         and Trustee                1991) and the Institutional Funds
 Center,                                                (since July 2003); formerly Chief
Plaza Two,                                              Executive Officer of the Retail
Jersey City, NJ                                         Funds (until September 2002).

James F. Higgins (55)        Trustee      Since         Director or Trustee of the Retail   216            Director of AXA
c/o Morgan Stanley Trust                  June 2000     Funds (since June 2000) and the                    Financial, Inc. and The
Harborside Financial                                    Institutional Funds (since July                    Equitable Life Assurance
 Center,                                                2003); Senior Advisor of Morgan                    Society of the United
Plaza Two,                                              Stanley (since August 2000);                       States (financial
Jersey City, NJ                                         Director of the Distributor and                    services).
                                                        Dean Witter Realty Inc.;
                                                        previously President and Chief
                                                        Operating Officer of the Private
                                                        Client Group of Morgan Stanley
                                                        (May 1999-August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual Securities
                                                        of Morgan Stanley (February
                                                        1997-May 1999).

Philip J. Purcell (60)       Trustee      Since         Director or Trustee of the Retail   216            Director of American
1585 Broadway                             April 1994    Funds (since April 1994) and the                   Airlines, Inc. and its
New York, NY                                            Institutional Funds (since July                    parent company, AMR
                                                        2003); Chairman of the Board of                    Corporation.
                                                        Directors and Chief Executive
                                                        Officer of Morgan Stanley and
                                                        Morgan Stanley DW Inc.; Director
                                                        of the Distributor; Chairman of
                                                        the Board of Directors and Chief
                                                        Executive Officer of Novus Credit
                                                        Services Inc.; Director and/or
                                                        officer of various Morgan Stanley
                                                        subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                               TERM OF
                            POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF     HELD WITH        LENGTH OF
   EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------   --------------   --------------  -----------------------------------------------------------------
Mitchell M. Merin (50)     President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the                                          Investment Management Inc.; President, Director and Chief
 Americas                                                   Executive Officer of the Investment Manager and Morgan Stanley
New York, NY                                                Services; Chairman, Chief Executive Officer and Director of the
                                                            Distributor; Chairman and Director of the Transfer Agent;
                                                            Director of various Morgan Stanley subsidiaries; President Morgan
                                                            Stanley Investments LP (since February 2003); President of the
                                                            Institutional Funds (since July 2003) and President of the Retail
                                                            Funds (since May 1999); Trustee (since July 2003) and President
                                                            (since December 2002) of the Van Kampen Closed-End Funds; Trustee
                                                            (since May 1999) and President (since October 2002) of the
                                                            Van Kampen Open-End Funds.

Ronald E. Robison (64)     Executive Vice   Since           Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the         President and    April 2003      Stanley Investment Management Inc.; Managing DIrector of Morgan
 Americas                  Principal                        Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
New York, NY               Executive                        Managing Director, Chief Administrative Officer and Director of
                           Officer                          the Investment Manager and Morgan Stanley Services; Chief
                                                            Executive Officer and Director of the Transfer Agent; Managing
                                                            Director and Director of the Distributor; Executive Vice
                                                            President and Principal Executive Officer of the Institutional
                                                            Funds (since July 2003); previously President of the Institutional
                                                            Funds (March 2001-July 2003) and Director of the Institutional
                                                            Funds (March 2001-July 2003).

Barry Fink (48)            Vice President   Since           General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the         and General      February 1997   December 2000) of Morgan Stanley Investment Management; Managing
 Americas                  Counsel                          Director (since December 2000), Secretary (since February 1997)
New York, NY                                                and Director (since July 1998) of the Investment Manager and
                                                            Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                            DW; Chief Legal Officer of Morgan Stanley Investments LP (since
                                                            July 2002); Vice President of the Institutional Funds (since July
                                                            2003); Vice President and Secretary of the Distributor;
                                                            previously Secretary of the Retail Funds (February 1997-July
                                                            2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                            1997-December 2001).

Joseph J. McAlinden (60)   Vice President   Since           Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the                          July 1995       Manager, Morgan Stanley Investment Management Inc. and Morgan
 Americas                                                   Stanley Investments LP; Director of the Transfer Agent, Chief
New York, NY                                                Investment Officer of the Van Kampen Funds; Vice President of the
                                                            Institutional Funds (since July 2003) and the Retail Funds (since
                                                            July 1995).

Stefanie V. Chang (37)     Vice President   Since           Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the                          July 2003       Investment Management Inc. and Vice President of the
 Americas                                                   Institutional Funds (since December 1997) and the Retail Funds
New York, NY                                                (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                               TERM OF
                            POSITION(S)       OFFICE AND
NAME, AGE AND ADDRESS OF     HELD WITH        LENGTH OF
   EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------   --------------   --------------  -----------------------------------------------------------------
Francis J. Smith (38)      Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust   Chief            since July      Services (since December 2001); previously Vice President of the
Harborside Financial       Financial        2003 and        Retail Funds (September 2002-July 2003); previously Vice
 Center,                   Officer          Chief           President of the Investment Manager and Morgan Stanley Services
Plaza Two,                                  Financial       (August 2000-November 2001) and Senior Manager at
Jersey City, NJ                             Officer         PricewaterhouseCoopers LLP (January 1998-August 2000).
                                            since
                                            September
                                            2002

Thomas F. Caloia (57)      Vice President   Since           Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                    July 2003       of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial                                        Services; previously Treasurer of the Retail Funds (April
 Center,                                                    1989-July 2003); formerly First Vice President of the Investment
Plaza Two,                                                  Manager, the Distributor and Morgan Stanley Services.
Jersey City, NJ

Mary E. Mullin (36)        Secretary        Since           Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the                          July 2003       Stanley Investment Management Inc.; Secretary of the
 Americas                                                   Institutional Funds (since June 1999) and the Retail Funds (since
New York, NY                                                July 2003); formerly practiced law with the New York law firms of
                                                            McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                            LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

37900RPT-00-13681B04-AP-1/04

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             CALIFORNIA TAX-FREE
                                                                     INCOME FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)    Not applicable.

         (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2003

                                                        REGISTRANT       COVERED ENTITIES(1)
          AUDIT FEES                                    $   27,930                 N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                       $      684(2)       $2,847,161(2)
               TAX FEES                                 $    4,884(3)       $  736,810(4)
               ALL OTHER FEES                           $        0          $        0
          TOTAL NON-AUDIT FEES                          $    5,568          $3,583,971

          TOTAL                                         $   33,498          $3,583,971

        2002

                                                         REGISTRANT         COVERED ENTITIES(1)
          AUDIT FEES                                     $   25,600                 N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                        $      657(2)       $2,818,115(2)
               TAX FEES                                  $    4,904(3)       $  365,427(4)
               ALL OTHER FEES                            $        0          $  501,166(5)
          TOTAL NON-AUDIT FEES                           $    5,561          $3,684,708

          TOTAL                                          $   31,161          $3,684,708

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.


Item 6.  [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8.  [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10  Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax - Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004